Right-of-Use Assets — Operating Leases	12 Months Ended
Mar. 31, 2024
Right-of-Use Assets — Operating Leases [Abstract]
RIGHT-OF-USE ASSETS — OPERATING LEASES

Note 9 — RIGHT-OF-USE ASSETS — OPERATING LEASES

Amounts relating to right-of-use assets on operating lease held by us and the associated accumulated amortization are summarized as follows:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Leasehold properties	3,259,151	5,937,734	4,406,482
Less: Accumulated amortization	(678,729)	(1,415,210)	(1,050,249)
Right-of-use assets – operating leases	2,580,422	4,522,524	3,356,233

Amortization expenses of right-of-use assets — operating leases for the years ended March 31, 2022, 2023 and 2024 amounted to S$553,724, S$667,660 and S$986,420 (US$732,037), respectively.